Accumulated other comprehensive income/(loss) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income before reclassifications	$ (7,000,000)
Ending balance	3,035,000,000		$ 3,035,000,000
Other comprehensive income taxes			$ 0
Actuarial loss related to pension, tax effect	0	$ 1,000,000		$ 1,000,000
Tax rate in Norway (as percent)			23.00%	24.00%
Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	2,981,000,000	6,959,000,000	$ 6,959,000,000	$ 10,063,000,000	$ 10,068,000,000
Other comprehensive income before reclassifications				15,000,000	195,000,000
Amounts reclassified from accumulated other comprehensive income				(10,000,000)
Adoption of accounting standard update						$ (31,000,000)
Ending balance		2,981,000,000		6,959,000,000	10,063,000,000
Unrealized gain on marketable securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0
Ending balance	0	0	0
Unrealized gain on marketable securities | Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		31,000,000	31,000,000	17,000,000	(151,000,000)
Other comprehensive income before reclassifications				14,000,000	168,000,000
Adoption of accounting standard update						(31,000,000)
Beginning balance, adjusted						0
Ending balance				31,000,000	17,000,000
Unrealized gain on foreign exchange
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0
Reset accumulated other comprehensive (loss)/income		(36,000,000)
Ending balance	0	0	0
Unrealized gain on foreign exchange | Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		36,000,000	36,000,000	36,000,000	36,000,000
Beginning balance, adjusted						36,000,000
Ending balance				36,000,000	36,000,000
Actuarial gain/(loss) relating to pension
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0
Other comprehensive income before reclassifications	1,000,000
Reset accumulated other comprehensive (loss)/income		26,000,000
Ending balance	1,000,000	0	1,000,000
Actuarial gain/(loss) relating to pension | Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		(26,000,000)	(26,000,000)	(23,000,000)	(38,000,000)
Other comprehensive income before reclassifications				(3,000,000)	15,000,000
Beginning balance, adjusted						(26,000,000)
Ending balance				(26,000,000)	(23,000,000)
Share in unrealized gains from associated companies
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0
Other comprehensive income before reclassifications	(5,000,000)
Reset accumulated other comprehensive (loss)/income		(15,000,000)
Ending balance	(5,000,000)	0	(5,000,000)
Share in unrealized gains from associated companies | Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		15,000,000	15,000,000	23,000,000	11,000,000
Other comprehensive income before reclassifications				2,000,000	12,000,000
Amounts reclassified from accumulated other comprehensive income				(10,000,000)
Beginning balance, adjusted						15,000,000
Ending balance				15,000,000	23,000,000
Change in unrealized gain on interest rate swaps in VIEs
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0
Reset accumulated other comprehensive (loss)/income		(2,000,000)
Ending balance	0	0	0
Change in unrealized gain on interest rate swaps in VIEs | Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		2,000,000	2,000,000	0	0
Other comprehensive income before reclassifications				2,000,000
Beginning balance, adjusted						2,000,000
Ending balance				2,000,000	0
Change in debt component on Archer facility
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0
Other comprehensive income before reclassifications	(3,000,000)
Ending balance	(3,000,000)	0	(3,000,000)
Change in debt component on Archer facility | Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		0	0	0	0
Beginning balance, adjusted						0
Ending balance				0	0
Accumulated other comprehensive income/(loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0
Reset accumulated other comprehensive (loss)/income		(27,000,000)
Ending balance	(7,000,000)	0	(7,000,000)
Accumulated other comprehensive income/(loss) | Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 27,000,000	58,000,000	$ 58,000,000	53,000,000	(142,000,000)
Beginning balance, adjusted						$ 27,000,000
Ending balance		$ 27,000,000		$ 58,000,000	$ 53,000,000